Business Segments - Schedule of Net Sales By Similar Products And Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Geographical Information [Line Items]
Net sales	$ 1,155,342	$ 1,217,792	$ 1,240,887
Net property, plant and equipment and intangible assets	1,523,934	1,641,558	1,726,759
United States [Member]
Schedule Of Geographical Information [Line Items]
Net sales	1,055,217	1,116,602	1,164,100
Net property, plant and equipment and intangible assets	1,514,461	1,634,369	1,719,293
Canada [Member]
Schedule Of Geographical Information [Line Items]
Net sales	30,830	38,436	33,777
France [Member]
Schedule Of Geographical Information [Line Items]
Net sales	21,663	30,925	18,715
Other [Member]
Schedule Of Geographical Information [Line Items]
Net sales	47,632	31,829	24,295
Other, primarily Canada [Member]
Schedule Of Geographical Information [Line Items]
Net property, plant and equipment and intangible assets	9,473	7,189	7,466
Memory book and yearbook products and services [Member]
Schedule Of Geographical Information [Line Items]
Net sales	345,281	362,380	375,866
Graduation and affinity products [Member]
Schedule Of Geographical Information [Line Items]
Net sales	253,341	261,849	261,383
Class ring and jewelry products [Member]
Schedule Of Geographical Information [Line Items]
Net sales	192,449	212,818	208,347
Sampling products and services [Member]
Schedule Of Geographical Information [Line Items]
Net sales	192,195	174,831	146,757
Book components [Member]
Schedule Of Geographical Information [Line Items]
Net sales	94,788	108,784	132,109
Direct marketing products and services [Member]
Schedule Of Geographical Information [Line Items]
Net sales	$ 77,288	$ 97,130	$ 116,425